Note 4 - Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Original	Adjustments	Final
Fair value of consideration transferred:
Cash	$225,000	$-	$225,000
Common stock	1,071,172	(119,916)	951,256
Other liabilities assumed	-	36,733	36,733
Capital lease obligations assumed	128,929	-	128,929
Total consideration transferred	1,425,101	(83,183)	1,341,918

Fair value of identifiable assets acquired and liabilities assumed:
Cash	2,058	-	2,058
Accounts receivable	80,524	1,286	79,238
Property and equipment	826,524	18,824	807,700
Security deposits	1,993	-	1,993
Accounts payable	(26,970)	2,566	(29,536)
Deferred revenue	(62,110)	(2,135)	(59,975)
Other liabilities	(89,930)	-	(89,930)
Total identifiable net tangible assets	732,089	20,541	711,548
Customer relationships	1,634,469	-	1,634,469
Total identifiable net assets	2,366,558	20,541	2,346,017
Gain on business acquisition	$941,457	$62,642	$1,004,099

Business Acquisition, Pro Forma Information [Table Text Block]
Year Ended December 31,
2013
Revenues	$32,005,154
Amortization expense	3,159,196
Total operating expenses	41,844,651
Net loss	(9,131,670)
Basic net loss per share	$(2.80)